Derivative Financial Instruments and Risk Management Policies - Breakdown of Financial Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Other financial income	€ 5,139	€ 5,160	€ 5,682
Total	39,993	39,277	43,076
Subtotal	1,012	1,573
Financial expenses on lease liabilities (see Note 20)	(365)	(246)
Subtotal	(3,030)	(2,028)	(2,417)
Increase (reduction) to finance income due to decisions with tax authorities		90	85
Telefonica de Argentina, SA
Disclosure of financial assets [line items]
Impact of hyperinflation on net monetary position on financial income	39	25	43
Derivative instruments
Disclosure of financial assets [line items]
Interest income	384	191	185
Dividends received	25	14	12
Other financial income	894	174	159
Total	1,303	379	356
Changes in fair value of asset derivatives at fair value through profit or loss	377	132	255
Changes in fair value of liability derivatives at fair value through profit or loss	(861)	(24)	(507)
Changes in the fair value of debt instruments and other assets at fair value to profit or loss	8	0	(3)
Transfer from equity of results of cash flow hedges - future cash flows that are no longer expected to happen	(2)	0	0
(Loss)/Gain on fair value hedges	(1,818)	(517)	563
Gain/(loss) on adjustment to items hedged by fair value hedges	1,763	527	(525)
Subtotal	(533)	118	(217)
Interest expenses	(1,548)	(1,290)	(1,320)
Financial expenses on lease liabilities (see Note 20)	(393)	(274)	(193)
Ineffective portion of cash flow hedges	(15)	(41)	45
Accretion of provisions and other liabilities	276	(169)	(280)
Other financial expenses	(317)	(137)	(131)
Subtotal	(1,997)	(1,911)	(1,879)
Net finance costs excluding foreign exchange differences and hyperinflation adjustments	(1,227)	€ (1,414)	€ (1,740)
Derivative instruments | Spain
Disclosure of financial assets [line items]
Other financial income	526
Derivative instruments | Telefónica Brazil
Disclosure of financial assets [line items]
Other financial income	€ 139